Other Operating Expenses - Summary of Sales and Marketing Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
Marketing	$ 3,671	$ 4,839	$ 3,093
Events	191	393	2,961
Research	43	57	199
Media	1,138	448	1,815
Sales and marketing expense	$ 5,043	$ 5,737	$ 8,068